Securities 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	$ 29,588	$ 7,965
Less than 12 months unrealized losses	195	21
Over 12 months fair value	3,480	1,755
Over 12 months unrealized losses	208	316
Total fair value	33,068	9,720
Total unrealized losses	403	337
US Treasury [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
Over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
Government Sponsored enterprise obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	28,787	7,610
Less than 12 months unrealized losses	187	18
Over 12 months fair value	1,615	0
Over 12 months unrealized losses	9	0
Total fair value	30,402	7,610
Total unrealized losses	196	18
State and municipal obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	801	355
Less than 12 months unrealized losses	8	3
Over 12 months fair value	992	996
Over 12 months unrealized losses	14	20
Total fair value	1,793	1,351
Total unrealized losses	22	23
Corporate obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0	0
Less than 12 months unrealized losses	0	0
Over 12 months fair value	873	759
Over 12 months unrealized losses	185	296
Total fair value	873	759
Total unrealized losses	$ 185	$ 296